Shareholders’ Equity - Schedule of RSUs Under the Plan (Details) - RSUs [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of RSUs Under the Plan [Line Items]
Number of RSUs Unvested, Beginning balance | shares	747,506
Weighted-average grant date fair value per share, Beginning balance | $ / shares	$ 3.16
Number of RSUs, Granted | shares	419,953
Weighted-average grant date fair value per share, Granted | $ / shares	$ 5.29
Number of RSUs, Vested | shares	(309,565)
Weighted-average grant date fair value per share, Vested | $ / shares	$ 4.41
Number of RSUs, Forfeited | shares	(47,729)
Weighted-average grant date fair value per share, Forfeited | $ / shares	$ 3.05
Number of RSUs Unvested, Ending balance | shares	810,165
Weighted-average grant date fair value per share, Ending balance | $ / shares	$ 3.79